DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The below are the data of operating results attributed to the discontinued operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025

Revenues	$-	$397	$-	$824
Cost of revenues	-	386	-	767
Gross profit	-	11	-	57

Expenses:
Research and development costs	$-	$9	$-	$9
General and administration expenses	-	456	-	1,455
Operating loss	-	(454)	-	(1,407)

Financial (income) expense	-	(27)	-	9
Loss before taxes on income	-	(427)	-	(1,416)
Loss on disposal of discontinued operations*	-	(1,009)	-	(1,009)
Net loss for the period from discontinued operations	$-	$(1,436)	$-	$(2,425)

(*)	The loss on disposal of discontinued operations was determined as follows:

	Six months ended June 30
	2026	2025

Consideration received on disposal of discontinued operations	$-	$148
Cash disposed of	-	(549)
Net cash outflow on disposal of discontinued operations	-	(401)

Net assets disposed (other than cash):
Property, equipment and right of use assets, net	-	(416)
Trade and other receivables	-	(668)
Trade and other payables	-	223
Loans	-	94
Severance payments, net	-	159
	$-	$(1,009)

	Six months ended
	June 30
	2026	2025

Net cash flows provided by (used by) discontinued operations

From operating activities	$-	$515
From investing activities	-	(44)
From financing activities	-	(132)
	$-	$339